MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND

522 Fifth Avenue

New York, New York 10036

April 29, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                              Morgan Stanley Global Infrastructure Fund (the “Fund”)

File Nos. 033-18983; 811-05415

Post-Effective Amendment No. 35

Dear Sir or Madam:

We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(b) thereunder a copy of Post-Effective Amendment No. 35 to the Registration Statement of this Fund on Form N-1A.

The Registration Statement is marked to reflect all changes from the Prospectus and Statement of Additional Information filed pursuant to Rule 485(a) on February 25, 2010.

Also enclosed, pursuant to Rule 485(b), is the required representation of Counsel that the filing does not contain any disclosures that would render it ineligible to become effective under the Rule.

If you have any questions, please feel free to contact me at 212.296.6984 (tel) or 646.452.4831 (fax).

Very truly yours,

/s/ Eric Griffith
Eric Griffith
Assistant Secretary

Enclosures

cc:  Stefanie V. Chang Yu